Note 4 - Exploration and Evaluation Assets (Tables)	6 Months Ended
Sep. 30, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about exploration expenditures [text block]
	Zoro Property	Grass River Property	Winston Property	Peg North Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2024	$1,909,407	$45,255	$1,338,793	$400,000	$250,000	$11,730	$127,153	$4,082,338
Cash and Accrued Payables	-	130	90,729	100,000	50,000	-	-	240,859
Shares	-	-	-	100,000	50,000	-	-	150,000
Balance, September 30, 2024	1,909,407	45,385	1,429,522	600,000	350,000	11,730	127,153	4,473,197

Exploration costs
Balance, March 31, 2024	6,452,532	680,016	419,233	849,406	2,565,023	45,865	-	11,012,075
Assay	55,945	-	-	-	-	-	-	55,945
Drilling	42,950	-	-	-	-	-	-	42,950
Geological, consulting, and other	629,794	-	20,447	12,222	8,792	6,000	-	677,255
Exploration cost recovery	(200,000)	-	-	-	-	-	-	(200,000)
Balance, September 30, 2024	6,981,221	680,016	439,680	861,628	2,573,815	51,865	-	11,588,225

Total Balance – September 30, 2024	$8,890,628	$725,401	$1,869,202	$1,461,628	$2,923,815	$63,595	$127,153	$16,061,422
	Zoro Property	Grass River Property	Winston Property	Peg North Property	Jean Lake Property	Jol Lithium Property	Lac Simard Property	Total

Acquisition costs
Balance, March 31, 2023	$1,909,407	$43,500	$1,334,548	$200,000	$150,000	$10,454	$-	$3,647,909
Cash	-	1,755	4,245	100,000	50,000	1,276	41,553	198,829
Shares	-	-	-	100,000	50,000	-	85,600	235,600
Balance, March 31, 2024	1,909,407	45,255	1,338,793	400,000	250,000	11,730	127,153	4,082,338

Exploration costs
Balance, March 31, 2023	4,653,559	596,124	371,909	660,472	2,509,453	38,365	-	8,829,882
Assay	-	-	-	15,188	2,669	-	-	17,857
Geological, consulting, and other	1,898,973	83,892	47,324	173,746	152,901	7,500	-	2,364,336
Exploration cost recovery	(100,000)	-	-	-	(100,000)	-	-	(200,000)
Balance, March 31, 2024	6,452,532	680,016	419,233	849,406	2,565,023	45,865	-	11,012,075

Total Balance – March 31, 2024	$8,361,939	$725,271	$1,758,026	$1,249,406	$2,815,023	$57,595	$127,153	$15,094,413

Schedule of royalties [table text block]
Monthly Average Silver Price/Oz	Minimum Monthly Royalty	Production Royalty %
Less than $5.00	$125	3%
$5.00 ~ $6.99	$250	4%
$7.00 ~ $8.99	$500	5%
$9.00 ~ $10.99	$1,000	6%
$11.00 ~ $14.99	$1,500	7%
$15 or greater	$2,000	8%